Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At June 30, 2022, the Company had a total of $ 27,332,896 invested in marketable securities.

At December 31, 2021, the Company had a total of $126,483,655 invested in marketable securities and a cash balance of $930,872 that was deposited into the trust account for the extension contribution described in Note 3.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$27,332,896	$126,483,655
Liabilities:
Warrant Liability – Private Placement Warrants	3	$423,937	$1,054,856

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our accompanying June 30, 2022 and December 31, 2021 condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statements of operations.

The Private Warrants were valued using a binomial lattice simulation model, which is considered to be a Level 3 fair value measurement.

The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. The detachment of the common stock and warrants from the units occurred 52-days after the units were issued.

The key inputs into the Binomial Lattice Model for the Private Placement Warrants were as follows:

	June 30, 2022	December 31, 2021
Risk-free interest rate	2.97%	1.27%
Time to maturity (years)	5.5	5.21
Dividend yield	0.00%	0.00%
Expected volatility	—%	7.0%
Probability of Acquisition	30.0%	100.0%
Exercise price	$11.50	$11.50
Unit Price	$11.34	$10.21

As of June 30, 2022 and December 31, 2021, the aggregate fair values of the Private Placement Warrants were $0.42 million and $1.05 million, respectively.

The following table presents the changes in the fair value of warrant liabilities for the three and six months ended June 30, 2022:

Private Placement
Fair value as of December 31, 2021	$1,054,856
Change in fair value	291,769
Fair value as of March 31, 2022	1,346,625
Change in fair value	(922,688)
Fair value as of June 30, 2022	423,937

The following table presents the changes in the fair value of warrant liabilities for the three and six months ended June 30, 2021:

Private Placement
Fair value as of December 31, 2020	$3,865,313
Change in fair value	(1,147,125)
Fair value as of March 31, 2021	2,718,188
Change in fair value	172,068
Fair value as of June 30, 2021	2,890,256

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and six months ended June 30, 2022 and 2021.

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company had a total of $126,483,655 invested in marketable securities and a cash balance of $930,765 that was deposited into the trust account for the extension contribution described in Note 5.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$126,483,655	$174,550,466
Liabilities:
Warrant liability – Private Placement Warrants	3	$1,054,856	$3,865,313

The Private Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

The Private Warrants were initially valued using a binomial lattice, which is considered to be a Level 3 fair value measurement.

The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. The detachment of the common stock and warrants from the units occurred 52-days after the units were issued.

As of July 16, 2019, the estimated fair value of the Private Warrants was determined using a Binomial Lattice Model and based upon the following significant inputs:

Input	July 16, 2019 (Initial Measurement)
Risk-free interest rate	1.92%
Time to maturity (years)	6.0
Dividend yield	0.0%
Expected volatility	15.3%
Probability of Acquisition	80.0%
Exercise price	$11.50
Unit Price	$10.00

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Private Placement Warrants was calculated using a Binomial Lattice Model which is considered a Level 3 measurement.

The key inputs into the Binomial Lattice Model for the Private Placement Warrants were as follows at December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020
Risk-free interest rate	1.27%	0.40%
Time to maturity (years)	5.21	5.29
Dividend yield	0.00%	0.0%
Expected volatility	7.0%	23.1%
Probability of Acquisition	100.0%	70.0%
Exercise price	$11.50	$11.50
Unit Price	$10.21	$11.01

As of December 31, 2021 and 2020, the aggregate fair values of the Private Placement Warrants were $1.05 million and $3.87 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2020	$3,865,313
Change in fair value	(2,810,457)
Fair value as of December 31, 2021	1,054,856

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company had no transfers out of Level 3.